Borrowings and financial liabilities - BPI France conditional advance BIO 201 project (Details) € in Thousands					12 Months Ended
	Nov. 19, 2021 EUR (€)	Apr. 30, 2020 EUR (€)	Aug. 23, 2019 EUR (€)	Jul. 10, 2015	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Amount of agreement	€ 10,000	€ 24,000				€ 32,000
Principal amount of loan					€ 15,000	€ 4,000	€ 9,000
Warrant Term	7 years	5 years		4 years	6 years 10 months 17 days
Non-current government grants					€ 380
Proceeds from government grants, classified as financing activities					€ 202
Percentage of Budget Expenses Incurred					53
BPI - BIO201
Disclosure of financial liabilities [line items]
Amount of agreement			€ 600
Principal amount of loan			400
Proceeds from non-current borrowings			200
Non-current government grants			380
Proceeds from government grants, classified as financing activities			260
Income from government grants			€ 178
Percentage of Budget Expenses Incurred			53
BPI - BIO201 | Scenario, Successful Completion of Project [Member]
Disclosure of financial liabilities [line items]
Estimated financial effect of contingent liabilities			€ 240
Warrant Term					5 years